Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Convertible notes payable and accrued interest	$ 14	$ 31
Convertible notes payable and accrued interest due to related parties	$ 1	$ 2
Common stock par or stated value per share	$ 0.001	$ 0.001
Common stock shares authorized	130,000,000	10,487,904
Common stock shares issued	989,954	989,954
Common stock shares outstanding	989,954	989,954
Series A Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	4,500,000	2,805,839
Temporary equity shares issued	2,550,763	2,550,763
Temporary equity shares outstanding	2,550,763	2,550,763
Temporary equity liquidation preference	$ 3,891	$ 3,891
Series B Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	491,222	491,222
Temporary equity shares issued	491,222	491,222
Temporary equity shares outstanding	491,222	491,222
Temporary equity liquidation preference	$ 2,447	$ 2,447